Employee Benefit Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan employer contributions amount	$ 0	$ 0